RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Balance Sheet (FY) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 17, 2020	Jun. 22, 2020
Balance Sheet [Abstract]
Warrant Liability	$ 18,462,000	$ 23,530,000	$ 16,109,000	$ 16,290,000
Total Liabilities	29,968,217	31,895,328	24,210,692	24,869,943
Class A Common Stock Subject to Possible Redemption	196,236,140	194,719,000	202,537,030	202,384,370
Additional Paid-in Capital	11,729,141	13,246,266	5,428,314	5,580,973
Accumulated Deficit	(6,730,049)	(8,247,187)	(429,155)	(581,818)
Total Stockholders' Equity	5,000,005	5,000,007	5,000,009	5,000,006	$ 0
Class A Common Stock [Member]
Balance Sheet [Abstract]
Class A common stock	$ 338	353	275	276
As Previously Reported [Member]
Balance Sheet [Abstract]
Warrant Liability		0	0	0
Total Liabilities		8,365,328	8,101,692	8,579,943
Class A Common Stock Subject to Possible Redemption		218,249,000	218,646,030	218,646,370
Additional Paid-in Capital		5,426,501	5,029,475	5,001,136
Accumulated Deficit		(427,187)	(30,155)	(1,818)
Total Stockholders' Equity		5,000,007	5,000,009	5,000,006
As Previously Reported [Member] | Class A Common Stock [Member]
Balance Sheet [Abstract]
Class A common stock		118	114	113
Accounting for Warrants [Member] | Adjustments [Member]
Balance Sheet [Abstract]
Warrant Liability		23,530,000	16,109,000	16,290,000
Total Liabilities		23,530,000	16,109,000	16,290,000
Class A Common Stock Subject to Possible Redemption		(23,530,000)	(16,109,000)	(16,290,000)
Additional Paid-in Capital		7,819,765	398,839	579,837
Accumulated Deficit		(7,820,000)	(399,000)	(580,000)
Total Stockholders' Equity		0	0	0
Accounting for Warrants [Member] | Adjustments [Member] | Class A Common Stock [Member]
Balance Sheet [Abstract]
Class A common stock		$ 235	$ 161	$ 163